Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes:

Marshall Islands and Greece does not impose a tax on international shipping income. Under the laws of Marshall Islands and Greece the countries of the companies’ incorporation and vessels’ registration, the companies are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the consolidated statements of comprehensive (loss)/income.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under Section 883 of the Code and the regulations thereunder, the Company will be exempt from U.S. federal income tax on our U.S.-source shipping income if:

(1) the Company is organized in a foreign country, or its country of organization, grants an “equivalent exemption” to corporations organized in the United States; and

(2) either

A. more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (each such individual a “qualified shareholder” and such individuals collectively, “qualified shareholders”), which the Company refers to as the “50% Ownership Test,” or

B. the Company’s stock is “primarily and regularly traded on an established securities market” in the Company’s country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the United States, which the Company refers to as the “Publicly-Traded Test.”

The Marshall Islands, the jurisdiction where the Company and the Company’s ship-owning subsidiaries are incorporated, grants an “equivalent exemption” to U.S. corporations. Therefore, the Company will be exempt from U.S. federal income tax with respect to the Company’s U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

Treasury Regulations provide, in pertinent part, that stock of a foreign corporation will be considered to be “primarily traded” on an established securities market if the number of shares of each class of stock that are traded during any taxable year on all established securities markets in that country exceeds the number of shares in each such class that are traded during that year on established securities markets in any other single country. The Company’s common shares, which is the Company’s sole class of issued and outstanding stock that is traded, is and the Company anticipates will continue to be “primarily traded” on the Nasdaq Capital Market.

The Treasury Regulations also require that the Company’s stock be “regularly traded” on an established securities market. Under the Treasury Regulations, the Company’s stock will be considered to be “regularly traded” if one or more classes of the Company’s stock representing more than 50% of the Company’s outstanding shares, by total combined voting power of all classes of stock entitled to vote and by total combined value of all classes of stock, are listed on one or more established securities markets, which the Company refers to as the “listing threshold.” The Company’s common stock, which is listed on the Nasdaq Capital Market and is the Company’s only class of publicly-traded stock, did not constitute more than 50% of the Company’s outstanding shares by value for the 2021 taxable year, and accordingly, the Company didn’t satisfy the 50% Ownership Test for the 2021 taxable year and consequently the Company didn’t qualify for exemption from tax under Section 883 for the 2021 taxable year.

The Company for the 2021 taxable year was subject to an effective 2% United States federal tax on the U.S. source shipping income that is attributable to the transport of cargoes to or from the United States which is not considered an income tax. The amount of this tax for the year ended December 31, 2021 was $152 and it was recorded within “Vessel operating expenses” in the consolidated statements of comprehensive (loss)/income. For 2020 and for 2022 the Company qualified for the exemption from tax under Section 883.